Equity - Schedule of Common Shares (Details) - Common Shares [Member] - shares	Sep. 30, 2024	Mar. 31, 2024
Common Shares [Member]
Schedule of Common Shares [Line Items]
Common shares	313,070,280	93,679,260
After Reverse Splits [Member]
Schedule of Common Shares [Line Items]
Common shares	5,217,838	1,827,524